SCHEDULE OF GEOGRAPHIC SEGMENTS (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equipment	$ 14	$ 16
Exploration and evaluation assets	39,211	39,099
CANADA
IfrsStatementLineItems [Line Items]
Equipment	4	4
Exploration and evaluation assets	2,524	2,495
GREENLAND
IfrsStatementLineItems [Line Items]
Equipment	10	12
Exploration and evaluation assets	$ 36,687	$ 36,604